Reserve For Unresolved Claims	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Reserve For Unresolved Claims [Abstract]
Reserve For Unresolved Claims

7. Reserve for unresolved claims:

Reserve for unresolved claims consists of disputed amounts in the Company's Plan (Note 3). These claims remain outstanding before the Bankruptcy Court, and the Company anticipates each claim will be resolved during the current fiscal year.

On February 1, 2012, the Company settled a pre-petition claim. The claimant, Clinstar, LLC ("Clinstar") had filed two identical proofs of claim in the amount of $0.385 million; one against the Company, in its Chapter 11 proceeding, and another against the Company's majority owned subsidiary, Biovest, in Biovest's Chapter 11 proceeding. Through an order by the Bankruptcy Court, Clinstar's claim against Biovest was denied, and Clinstar's claim against the Company was allowed, resulting in the issuance of 283,186 shares of the Company's common stock in full satisfaction of the claim. The Company has recorded the settlement of this claim in the accompanying condensed, consolidated financial statements, resulting in a $0.16 million gain on reorganization for the three months ending December 31, 2011.

8. Reserve for unresolved claims:

Reserve for unresolved claims consists of disputed claims in the Plan. These claims remain outstanding before the Bankruptcy Court, and the Company anticipates each claim will be resolved by the second quarter of 2012.